Interest Expense (Tables)	6 Months Ended
Jun. 30, 2024
Interest Expense [Abstract]
Schedule of Interest Expense
		Three months ended June 30,		Six months ended June 30,
	Note	2024	2023	2024	2023
		$	$	$	$
Interest accretion on deferred consideration	20	79,921	39,763	157,999	79,104
Interest accretion on lease liability	18	16,942	6,126	35,005	12,564
Debenture interest	19	2,170,468	-	2,170,468	-
Other interest expenses		873	2,219	873	-
		2,268,204	43,670	2,364,345	91,668